Annual Total Returns- PIMCO Global Bond Opportunities Portfolio Unhedged (Institutional Class) [BarChart] - Institutional Class - PIMCO Global Bond Opportunities Portfolio Unhedged - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.72%	7.10%	(8.34%)	2.42%	(3.89%)	4.20%	8.79%	(4.05%)	6.28%	10.28%